Document and Entity Information	Jul. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 04, 2022
Entity Registrant Name	Health Sciences Acquisitions Corporation 2
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39421
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	40 10th Avenue
Entity Address, Address Line Two	Floor 7
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	646
Local Phone Number	597-6980
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001814114
Title of 12(b) Security	Ordinary Shares
Trading Symbol	HSAQ
Security Exchange Name	NASDAQ